Pension and Other Postretirement Benefit Plans 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013
Successor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	$ 581	$ 502
Other accrued liabilities	(1)	(3)
Other non-current liabilities	(96)	(69)
Net asset/(liabilities) recognized	484	430
Successor [Member] | Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	0	0
Other accrued liabilities	(14)	(15)
Other non-current liabilities	(191)	(193)
Net asset/(liabilities) recognized	(205)	(208)
Predecessor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets			363	288
Other accrued liabilities			(73)	(32)
Other non-current liabilities			(107)	(148)
Net asset/(liabilities) recognized			183	108
Predecessor [Member] | Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets			0	0
Other accrued liabilities			(16)	(17)
Other non-current liabilities			(235)	(240)
Net asset/(liabilities) recognized			$ (251)	$ (257)